Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	$ 370,713	$ 344,918	$ 112,414
Deferred income tax effect	10,054	(27,991)	(53,400)
Total income tax expense	$ 380,767	$ 316,927	$ 59,014
Effective tax rates	15.30%	14.30%	13.70%